Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information

3	Segment Information

Revenue from contracts with customers

Geographical analysis of revenue by destination of customer

	2021 £’000	2020 £’000	2019 £’000
Revenue from continuing operations:
United Kingdom	–	4	197
Belgium	578	114	–
Rest of Europe	–	–	55
Rest of the World	–	62	60
	578	180	312

All revenue from continuing operations came from the sale of services in 2021, 2020 and 2019.

In 2021, all revenue from continuing operations came from 1 customer (2020: 3 customers; 2019: 3 customers). Within revenue from discontinued operations for 2018, reported in the consolidated statement of comprehensive income under loss from discontinued operations, four customers each accounted for at least 10% of revenue from discontinued operations:

	2021 £’000	2020 £’000	2019 £’000
Customer A	100%	64%	63%
Customer B	–	34%	19%
Customer C	–	2%	18%

The Group contains one reportable operating segment, Pipeline Research and Development (‘Pipeline R&D’). This segment seeks to develop products using the Group’s nanomedicine and sustained release technology platforms.

The accounting policies of the reportable segments are consistent with the Group’s accounting policies described in note 1. Segment results represent the result of each segment without the allocation of head office expenses, interest expense, interest income and tax.

No measures of segment assets and segment liabilities are reported to the Group’s Board of Directors in order to assess performance and allocate resources. There is no intersegment activity and all revenue is generated from external customers.

Both the UK and Spanish entities meet the aggregation criteria and have therefore been presented as a single reportable segment under Pipeline R&D. The research and development activities involve the discovery and development of pharmaceutical products in the field of nanomedicine and sustained release technology.

The cost recognised in the year to 31 December 2019 as a discontinued operation relate to a claim made by Midatech Pharma US, Inc. (“MPUS”) under the warranties provided by Midatech under the Stock Purchase Agreement entered into in connection with the disposal of MPUS, see note 4.

In the following segmented results tables, depreciation and amortisation allocated to research and development costs, and administrative costs in the consolidated statements of comprehensive income, are presented separately.

Segmented results for the year ended 31 December 2021

Pipeline R&D £’000
Revenue	578
Total revenue	578
Other income	24
Research and development costs (excluding depreciation)	(4,291)
Administrative costs (excluding depreciation)	(2,906)
Depreciation	(403)
Loss from operations	(6,998)
Finance income	936
Finance expense	(44)
Loss before tax	(6,106)
Taxation	646
Loss for the year from continuing operations	(5,460)

Depreciation in year allocated as follows:

Depreciation £’000
Research and development costs	363
Administrative costs	40
Total	403

Segmented results for the year ended 31 December 2020

Pipeline R&D £’000
Revenue	180
Grant revenue	163
Total revenue	343
Other income	12
Research and development costs (excluding depreciation and amortisation)	(4,886)
Administrative costs (excluding depreciation and amortisation)	(4,923)
Depreciation	(1,207)
Amortisation	(10)
Impairment	(12,369)
Loss from operations	(23,040)
Finance income	1
Finance expense	(431)
Loss before tax	(23,470)
Taxation	1,281
Loss for the year from continuing operations	(22,189)

Depreciation and amortisation in year allocated as follows:

	Depreciation £’000	Amortisation £000
Research and development costs	1,174	8
Administrative costs	33	2
Total	1,207	10

Segmented results for the year ended 31 December 2019

	Pipeline R&D £’000	Commercial (discontinued) £’000	Consolidated (including discontinued operations) £’000
Revenue	312	–	312
Grant revenue	362	–	362
Total revenue	674	–	674
Other income	15	–	15
Research and development costs (excluding depreciation and amortisation)	(6,624)	–	(6,624)
Distribution costs, sales and marketing	(323)	–	(323)
Administrative costs (excluding depreciation)	(3,775)	–	(3,775)
Loss from discontinued operations, net of tax	–	(947)	(947)
Depreciation	(1,282)	–	(1,282)
Amortisation	(3)	–	(3)
Loss from operations	(11,318)	(947)	(12,265)
Finance income	492	–	492
Finance expense	(97)	–	(97)
Loss before tax	(10,923)	(947)	(11,870)
Taxation	1,785	–	1,785
Loss for the year	(9,138)	(947)	(10,085)
Loss from continuing operations			(9,138)
Loss from discontinued operations			(947)

All material additions to non-current assets in 2021, 2020 and 2019 were in the Pipeline R&D segment.

Non-current assets by location of assets

	2021 £’000	2020 £’000	2019 £’000
United Kingdom	1,152	542	12,775
Spain	–	–	4,383
	1,152	542	17,158